Schedule II - Condensed Financial Information of Parent - Statements of Operations (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Net investment income	$ 3,532.5	$ 3,642.5	$ 4,697.9	$ 4,968.8	$ 4,987.0
Realized capital gains (losses)	(1,957.8)	(896.6)	(1,280.8)	(1,531.4)	(1,678.0)
Total revenues	6,394.5	7,411.5	9,615.3	9,718.8	9,274.2
Expenses:
Interest expense	136.6	109.0	153.7	139.3	332.5
Operating expenses	2,292.1	2,330.9	3,155.0	3,030.8	3,033.5
Income (loss) before income taxes	130.5	714.1	606.0	277.8	37.8
Income tax expense (benefit)	(6.4)	(4.0)	(5.2)	175.0	171.0
Net income (loss) before equity in earnings of subsidiaries	136.9	718.1	611.2	102.8	(133.2)
Equity in earnings of subsidiaries	0	0	0	0	0
Net income (loss) available to ING U.S., Inc.'s common shareholders	52.4	495.7	473.0	(88.1)	(122.9)
Parent Issuer
Revenues:
Net investment income	30.9	2.1	2.4	10.9	19.7
Realized capital gains (losses)	0	0	0	(42.2)	(155.8)
Credit facility fee income			5.4	4.6	5.4
Other revenue			7.1	15.1	13.8
Total revenues	34.3	11.9	14.9	(11.6)	(116.9)
Expenses:
Interest expense	92.0	48.6	74.1	61.7	249.0
Operating expenses	11.8	11.0	30.5	11.9	11.9
Total expenses			104.6	73.6	260.9
Income (loss) before income taxes	(69.5)	(47.7)	(89.7)	(85.2)	(377.8)
Income tax expense (benefit)	(93.1)	24.0	(349.4)	363.0	151.0
Net income (loss) before equity in earnings of subsidiaries	23.6	(71.7)	259.7	(448.2)	(528.8)
Equity in earnings of subsidiaries	28.8	567.4	213.3	360.1	405.9
Net income (loss) available to ING U.S., Inc.'s common shareholders	$ 52.4	$ 495.7	$ 473.0	$ (88.1)	$ (122.9)